Inventories (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Current
Supplies and consumables	$ 14,685
Work in progress	717
Finished goods	6,891
Total current	22,293
Non-current
Supplies and consumables	315
Total non-current	315
Total inventories	$ 22,608